Intangible Assets and Goodwill - Schedule of Intangible Assets and Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Balance at the start of the period
Finite and indefinite lived intangible assets, gross	$ 16,953		$ 16,953	$ 21,505	$ 30,297
Finite and indefinite lived intangible assets, accumulated amortization	(3,912)		(3,802)	(7,635)	(8,958)
Intangible assets, net carrying amount	13,041		13,151	13,870	21,339
Amortization expense	(110)	$ (226)	(719)	(980)
Intangible assets net excluding goodwill
Finite and indefinite lived intangible assets, gross	1,585		1,585
Intangible assets, net carrying amount	1,585		1,585	1,585	2,105
Bed Licenses Separable
Balance at the start of the period
Finite and indefinite lived intangible assets, gross	2,471		2,471	2,471	2,471
Intangible assets, net carrying amount	2,471		2,471	2,471	2,471
Bed Licenses Included In Property And Equipment
Balance at the start of the period
Finite and indefinite lived intangible assets, gross	14,276		14,276	14,276	22,811
Finite and indefinite lived intangible assets, accumulated amortization	(3,858)		(3,754)	(3,339)	(4,849)
Intangible assets, net carrying amount	10,418		10,522	10,937	17,962
Amortization expense	(104)	(104)	(415)	(493)
Lease Agreements
Balance at the start of the period
Finite and indefinite lived intangible assets, gross	206		206	4,758	5,015
Finite and indefinite lived intangible assets, accumulated amortization	(54)		(48)	(4,296)	(4,109)
Intangible assets, net carrying amount	152		158	462	$ 906
Amortization expense	$ (6)	$ (122)	$ (304)	$ (487)